Restructuring, Impairment and Plant Closing and Transition Costs - Accrued Restructuring Costs (Details) $ in Millions	9 Months Ended
Sep. 30, 2022 USD ($) position
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	$ 22
Foreign currency effect on liability balance	(2)
Accrued restructuring costs at the end of the period	7
2018 initiatives and prior
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	8
Restructuring charges	13
Restructuring payments	(15)
Accrued restructuring costs at the end of the period	5
2019 initiatives
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	0
Restructuring charges	2
Restructuring payments	(2)
Accrued restructuring costs at the end of the period	0
2020 initiatives
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	14
Restructuring payments	(11)
Accrued restructuring costs at the end of the period	2
Workforce reductions
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	22
Foreign currency effect on liability balance	(2)
Accrued restructuring costs at the end of the period	$ 7
Number of positions terminated | position	41
Number of positions terminated requiring future payment | position	34,000,000
Workforce reductions | 2018 initiatives and prior
Accrued restructuring costs roll forward
Restructuring charges	$ 1
Restructuring payments	(3)
Workforce reductions | 2019 initiatives
Accrued restructuring costs roll forward
Restructuring charges	2
Restructuring payments	(2)
Workforce reductions | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring payments	(11)
Other restructuring costs
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	0
Foreign currency effect on liability balance	0
Accrued restructuring costs at the end of the period	0
Other restructuring costs | 2018 initiatives and prior
Accrued restructuring costs roll forward
Restructuring charges	12
Restructuring payments	(12)
Other restructuring costs | 2019 initiatives
Accrued restructuring costs roll forward
Restructuring charges	0
Restructuring payments	0
Other restructuring costs | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring payments	$ 0